Statement of Financial Position - Parenthetical - $ / shares	Nov. 30, 2015	Aug. 31, 2015	Aug. 31, 2014
Balance Sheets
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000	650,000,000
Common Stock, Shares Issued	171,437,647	148,173,100	115,150,246
Common Stock, Shares Outstanding	171,437,647	148,173,100	115,150,246